Note 5 - Loans - Impaired Loan Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Unpaid contractual principal balance with no related allowance	$ 19,810,487	$ 19,780,752	$ 20,806,832
Impaired balance with no related allowance	19,703,815	19,294,441	20,274,380
Average recorded investment with no related allowance	17,644,415	19,502,567	21,505,109
Interest income recognized with no related allowance	903,871	881,717	711,560
Interest income collected with no related allowance	948,746	901,126	835,456
Unpaid contractual principal balance with an allowance	4,769,466	6,702,602	10,485,323
Impaired balance with an allowance	4,769,466	6,702,602	10,387,115
Related allowance	1,417,731	1,826,684	3,434,772
Average recorded investment with an allowance	6,060,541	7,698,030	9,870,840
Interest income recognized with an allowance	169,458	277,753	289,073
Interest income collected with an allowance	176,820	299,455	290,735
Unpaid contractual principal balance	24,579,953	26,483,354	31,292,155
Impaired balance	24,473,281	25,997,043	30,661,495
Average recorded investment	23,704,956	27,200,597	31,375,949
Interest income recognized	1,073,329	1,159,470	1,000,633
Interest income collected	1,125,566	1,200,581	1,126,191
Commercial and Agricultural Portfolio Segment [Member] | Commercial [Member]
Unpaid contractual principal balance with no related allowance	595,323	598,305	634,955
Impaired balance with no related allowance	595,323	598,305	634,955
Average recorded investment with no related allowance	525,463	633,528	539,099
Interest income recognized with no related allowance	21,350	33,283	24,563
Interest income collected with no related allowance	23,985	33,868	27,142
Unpaid contractual principal balance with an allowance	41,762	0
Impaired balance with an allowance	41,762	0
Related allowance	6,264	0
Average recorded investment with an allowance	8,352		30,270
Interest income recognized with an allowance	2,154	0
Interest income collected with an allowance	2,247	0
Unpaid contractual principal balance	637,085	598,305	634,955
Impaired balance	637,085	598,305	634,955
Average recorded investment	533,815	633,528	569,369
Interest income recognized	23,504	33,283	24,563
Interest income collected	26,232	33,868	27,142
Commercial and Agricultural Portfolio Segment [Member] | Agricultural [Member]
Unpaid contractual principal balance with no related allowance	433,915	485,132	229,182
Impaired balance with no related allowance	413,254	398,509	208,522
Average recorded investment with no related allowance	382,978	296,578	210,372
Interest income recognized with no related allowance	17,949	11,046	8,794
Interest income collected with no related allowance	24,825	19,376	12,412
Unpaid contractual principal balance with an allowance	0	0	0
Impaired balance with an allowance	0	0	0
Related allowance	0	0	0
Average recorded investment with an allowance	0	0	0
Interest income recognized with an allowance	0	0	0
Interest income collected with an allowance	0	0	0
Unpaid contractual principal balance	433,915	485,132	229,182
Impaired balance	413,254	398,509	208,522
Average recorded investment	382,978	296,578	210,372
Interest income recognized	17,949	11,046	8,794
Interest income collected	24,825	19,376	12,412
Real Estate Portfolio Segment [Member] | Commercial [Member]
Unpaid contractual principal balance with no related allowance	12,163,915	12,637,057	14,357,601
Impaired balance with no related allowance	12,163,915	12,637,057	14,276,688
Average recorded investment with no related allowance	11,039,755	12,808,414	14,274,719
Interest income recognized with no related allowance	581,836	559,601	567,349
Interest income collected with no related allowance	582,893	549,825	560,354
Unpaid contractual principal balance with an allowance	3,691,010	5,729,300	8,557,582
Impaired balance with an allowance	3,691,010	5,729,300	8,467,135
Related allowance	1,275,837	1,712,557	3,021,943
Average recorded investment with an allowance	5,120,933	6,599,144	8,339,666
Interest income recognized with an allowance	135,042	228,745	238,684
Interest income collected with an allowance	141,978	237,066	235,749
Unpaid contractual principal balance	15,854,925	18,366,357	22,915,183
Impaired balance	15,854,925	18,366,357	22,743,823
Average recorded investment	16,160,688	19,407,558	22,614,385
Interest income recognized	716,878	788,346	806,033
Interest income collected	724,871	786,891	796,103
Real Estate Portfolio Segment [Member] | Commercial Construction [Member]
Unpaid contractual principal balance with no related allowance	132,366	54,306	190,494
Impaired balance with no related allowance	132,366	54,306	190,494
Average recorded investment with no related allowance	69,396	141,396	697,893
Interest income recognized with no related allowance	7,806	3,526	6,630
Interest income collected with no related allowance	7,966	3,836	7,127
Unpaid contractual principal balance with an allowance	398,930	493,067	72,296
Impaired balance with an allowance	398,930	493,067	72,296
Related allowance	38,930	65,635	21,135
Average recorded investment with an allowance	465,929	241,063	74,098
Interest income recognized with an allowance	0	22,626	1,532
Interest income collected with an allowance	0	32,922	1,416
Unpaid contractual principal balance	531,296	547,373	262,790
Impaired balance	531,296	547,373	262,790
Average recorded investment	535,325	382,459	771,991
Interest income recognized	7,806	26,152	8,162
Interest income collected	7,966	36,758	8,543
Real Estate Portfolio Segment [Member] | Residential Construction [Member]
Unpaid contractual principal balance with no related allowance	0	0
Impaired balance with no related allowance	0	0
Average recorded investment with no related allowance	0	79,295
Interest income recognized with no related allowance	0	0
Interest income collected with no related allowance	0	0
Unpaid contractual principal balance with an allowance	0	0
Impaired balance with an allowance	0	0
Related allowance	0	0
Average recorded investment with an allowance	0	0
Interest income recognized with an allowance	0	0
Interest income collected with an allowance	0	0
Unpaid contractual principal balance	0	0
Impaired balance	0	0
Average recorded investment	0	79,295
Interest income recognized	0	0
Interest income collected	0	0
Real Estate Portfolio Segment [Member] | Residential [Member]
Unpaid contractual principal balance with no related allowance	4,214,354	4,977,769	4,261,558
Impaired balance with no related allowance	4,129,876	4,579,614	3,952,139
Average recorded investment with no related allowance	4,067,529	4,566,041	4,553,322
Interest income recognized with no related allowance	208,138	211,318	73,099
Interest income collected with no related allowance	212,509	226,684	190,373
Unpaid contractual principal balance with an allowance	274,198	108,859	1,475,594
Impaired balance with an allowance	274,198	108,859	1,467,833
Related allowance	60,716	27,123	362,521
Average recorded investment with an allowance	97,902	482,228	1,042,750
Interest income recognized with an allowance	8,187	4,261	27,759
Interest income collected with an allowance	8,180	7,446	32,260
Unpaid contractual principal balance	4,488,552	5,086,628	5,737,152
Impaired balance	4,404,074	4,688,473	5,419,972
Average recorded investment	4,165,431	5,048,269	5,596,072
Interest income recognized	216,325	215,579	100,858
Interest income collected	220,689	234,130	222,633
Real Estate Portfolio Segment [Member] | Farmland [Member]
Unpaid contractual principal balance with no related allowance	2,054,137	840,110	920,666
Impaired balance with no related allowance	2,052,604	838,577	799,556
Average recorded investment with no related allowance	1,361,278	790,967	1,016,395
Interest income recognized with no related allowance	52,974	54,367	21,526
Interest income collected with no related allowance	81,962	58,085	26,012
Unpaid contractual principal balance with an allowance	363,566	371,376	379,851
Impaired balance with an allowance	363,566	371,376	379,851
Related allowance	35,984	21,369	29,173
Average recorded investment with an allowance	367,425	375,595	384,056
Interest income recognized with an allowance	24,075	22,121	21,098
Interest income collected with an allowance	24,415	22,021	21,310
Unpaid contractual principal balance	2,417,703	1,211,486	1,300,517
Impaired balance	2,416,170	1,209,953	1,179,407
Average recorded investment	1,728,703	1,166,562	1,400,451
Interest income recognized	77,049	76,488	42,624
Interest income collected	106,377	80,106	47,322
Consumer and Other Portfolio Segment [Member] | Consumer [Member]
Unpaid contractual principal balance with no related allowance	212,524	188,073	212,376
Impaired balance with no related allowance	212,524	188,073	212,026
Average recorded investment with no related allowance	197,225	186,348	213,309
Interest income recognized with no related allowance	13,614	8,576	9,599
Interest income collected with no related allowance	14,373	9,452	12,036
Unpaid contractual principal balance with an allowance	0	0	0
Impaired balance with an allowance	0	0	0
Related allowance	0	0	0
Average recorded investment with an allowance	0	0	0
Interest income recognized with an allowance	0	0	0
Interest income collected with an allowance	0	0	0
Unpaid contractual principal balance	212,524	188,073	212,376
Impaired balance	212,524	188,073	212,026
Average recorded investment	197,225	186,348	213,309
Interest income recognized	13,614	8,576	9,599
Interest income collected	14,373	$ 9,452	$ 12,036
Consumer and Other Portfolio Segment [Member] | Other [Member]
Unpaid contractual principal balance with no related allowance	3,953
Impaired balance with no related allowance	3,953
Average recorded investment with no related allowance	791
Interest income recognized with no related allowance	204
Interest income collected with no related allowance	233
Unpaid contractual principal balance with an allowance	0
Impaired balance with an allowance	0
Related allowance	0
Average recorded investment with an allowance	0
Interest income recognized with an allowance
Interest income collected with an allowance	0
Unpaid contractual principal balance	3,953
Impaired balance	3,953
Average recorded investment	791
Interest income recognized	204
Interest income collected	$ 233